Pensions and other long-term employee benefit plans, Description of Group's Benefit Plans (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) Plan Payment
Payroll staff [Abstract]
Types of retirement plans | Plan	2
Period of increase defined benefit plan pension rights	14 years
Other funding contributions	€ 0.0
Number of remaining annual contribution payments | Payment	8
Expected to pay of pension and end of service benefits directly	€ 11.6
Expected benefits payments term	10 years
Netherlands [Member]
Payroll staff [Abstract]
Defined benefit plans, pension plan assets funded percentage	48.00%
France [Member]
Payroll staff [Abstract]
Defined benefit plans, pension plan assets funded percentage	29.00%
India [Member]
Payroll staff [Abstract]
Defined benefit plans, pension plan assets funded percentage	7.00%
United Arab Emirates [Member]
Payroll staff [Abstract]
Defined benefit plans, pension plan assets funded percentage	6.00%
Italy [Member]
Payroll staff [Abstract]
Defined benefit plans, pension plan assets funded percentage	4.00%
Germany [Member]
Payroll staff [Abstract]
Defined benefit plans, pension plan assets funded percentage	2.00%
Dutch Fund Plan [Member]
Payroll staff [Abstract]
Expected cash contributions to plans	€ 1.4